Composition of Certain Financial Statement Items - Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024	Jul. 31, 2026
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, at cost	$ 1,492	$ 1,369
Less: Accumulated Depreciation	(781)	(663)
Property, plant and equipment, net (1)	711	706		$ 736
Depreciation expense	130	114	$ 96
United States
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, net (1)	673	662
Computer software
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, at cost	532	447
Equipment
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, at cost	480	395
Land and land improvements
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, at cost	7	7
Building and leasehold improvements
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, at cost	232	233
Construction in progress
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, at cost	$ 241	$ 286